Net earnings / (loss) per share (Tables)	12 Months Ended
Dec. 31, 2014
Net earnings / (loss) per share [Abstract]
Calculation of Loss per Share
Basic and diluted earnings / (loss) per share is calculated by dividing the net profit / (loss) available to common shareholders by the average number of common shares outstanding during the periods. Diluted earnings per share is calculated by adjusting the net profit / (loss) available to common shareholders and the weighted average number of common shares used for calculating basic earnings / (loss) per share for the effects of all potentially dilutive shares. Such dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

	For the year ended
	Dec 31, 2014	Dec 31, 2013	Dec 31, 2012
Numerator:
Net profit / (loss) available to common shareholders	1,660,474	(3,842,603)	(4,539,093)
Denominator:
Weighted average number of shares outstanding	24,547,661	12,241,599	8,049,500
Earnings / (loss) per share, basic and diluted	0.07	(0.31)	(0.56)